Significant Equity Transactions and Acquisitions - Summary of Allocation of the Purchase Price (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)
Identifiable liabilities assumed
Goodwill		¥ 50,411	$ 7,749
HB Micro Lending Company
Identifiable assets acquired
Identifiable intangible asset	[1]			¥ 63,760
Cash				50,068
Other asset				2,337
Identifiable liabilities assumed
Deferred tax liability				(15,940)
Other liability				(393)
Goodwill	[1]			50,411
Non-controlling interest				(60,097)
Total purchase price				¥ 90,146
Amortization years		Indefinite

[1]	The intangible asset refers to Micro-Lending License acquired through business acquisition that qualifies the “contractual-legal” criterion. It is recognized and measured at fair value.